Trade and Other Receivables (Details) - Schedule of Other Receivables - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Receivables [Abstract]
VAT/GST receivables	$ 385,110	$ 513,334
Other receivables	796,082	696,968
Prepayments	1,113,184	1,768,923
Prepaid mining license	343,434	842,989
Total	$ 2,637,811	$ 3,822,214